Average Annual Total Returns{- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-12 - Fidelity Advisor® Global Real Estate Fund	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	RT006 Past 1 year	RT006 Past 5 years	RT006 Since Inception
Total	20.27%	8.89%	6.48%	[1]	Aug. 11, 2016	19.85%	7.88%	5.48%	[1]	Aug. 11, 2016	12.16%	6.55%	4.62%	[1]	Aug. 11, 2016	22.81%	9.14%	6.69%	[1]	Aug. 11, 2016	25.61%	9.37%	6.86%	[1]	Aug. 11, 2016	27.93%	10.47%	7.93%	[1]	Aug. 11, 2016	28.14%		12.23%	[1]	Oct. 02, 2018	27.21%	8.82%	6.66%	[1]

[1]	(a)From August 11, 2016 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.